Acquisitions (Tables)	12 Months Ended
Dec. 31, 2017
Acquisitions [Abstract]
Schedule of estimated fair value of consideration transferred on the acquisition date
Tangible assets acquired	$18,119
Liabilities assumed	(6,395)
Net tangible assets	11,724

Non-compete agreements	4,121
Customer list	346,018
Software	1,127,294
Total purchase price	$1,489,157

Liabilities assumed	$(89,911)
Net liabilities assumed	(89,911)

Non-compete agreements	53,103
Customer list	482,160
Total purchase price	$535,263

Tangible assets acquired	$300,932
Liabilities assumed	(135,219)
Net tangible assets	165,713
Customer list	384,287
Software	450,000
Total purchase price	$1,000,000

Schedule of pro-forma financial information
	For the Year Ended December 31, 2017	For the Year Ended December 31, 2016

Revenue	$808,563	$828,468
Total expenses	2,018,823	2,812,833
Net loss	$(1,210,260)	$(1,984,365)
Net loss per common share, basic and diluted	$(0.12)	$(0.27)